LOANS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowings and financing by type

Borrowings and financing by type

	2015	2014	Maturity (principal and interest)	TIR %
Senior notes	38,670,111	12,737,364
Local currency	1,090,716	1,136,801	Dec 2015 to Sep 2016	11.62
Foreign currency (i)	37,579,395	11,600,563	Dec 2015 to Feb 2022	15.24
Financial institutions	17,540,795	15,778,442
CCB – Bank Credit Note	2,416,314	4,503,810	Dec 2015 to Jan 2028	12.08
Certificates of Real Estate Receivables (CRI)	1,397,504	1,496,674	Dec 2015 to Aug 2022	14.10
Development Banks and Export Credit Agencies	10,986,710	9,777,958	Dec 2015 to Dec 2033	12.28
Revolver credit facility	2,740,267		Dec 2015 to Oct 2016	21.65
Public debentures	4,144,760	7,807,389	Dec 2015 to Jul 2021	11.82

Subtotal	60,355,666	36,323,195

Incurred debt issuance cost	(498,249)	(473,800)

Total	59,857,417	35,849,395

Current	11,809,598	4,463,728
Non-current	48,047,819	31,385,667

(i)	On June 2, 2015, PT Portugal was sold to Altice S.A. As part of the PT Portugal sale process, the debt of PTIF previously classified as liabilities associated to held-for-sale assets remained with Oi, together with cash in similar amount, and was reclassified to the Company’s debt. The original debt consists basically of EMTN notes issued, maturing in 2016-2025.

Breakdown of debt by currency	Breakdown of the debt by currency

	2015	2014
Euro	24,221,508	2,412,691
US dollar	22,713,644	12,368,551
Brazilian reais	12,922,265	21,068,153

Total	59,857,417	35,849,395

Breakdown of debt by index

Breakdown of the debt by index

	2015	2014
Fixed rate	39,892,444	14,146,444
LIBOR	8,812,005	2,762,046
CDI	6,347,119	9,811,490
TJLP	3,148,581	5,149,392
IPCA	1,475,381	3,798,431
INPC	181,887	181,592

Total	59,857,417	35,849,395

Schedule of maturity debt and debt issuance costs allocation

Maturity schedule of the debt and debt issuance costs allocation schedule

Debt
2016	11,927,129
2017	8,495,856
2018	6,532,989
2019	7,072,157
2020	14,563,635
2021 and following years	11,763,900

Total	60,355,666